AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Financials – 18.7%
Banks – 11.1%
Bank Hapoalim BM(a)	422,030	$3,282,152
Bank Leumi Le-Israel BM	465,060	3,063,376
Bank of Ireland Group PLC(a)	1,440,481	7,113,481
BNP Paribas SA(a)	82,220	5,009,607
Erste Group Bank AG(a)	187,200	6,342,017
KBC Group NV(a)	83,500	6,075,579
Mediobanca Banca di Credito Finanziario SpA(a)	452,770	5,017,255
Westpac Banking Corp.	99,330	1,842,466

		37,745,933

Capital Markets – 1.2%
Credit Suisse Group AG	394,867	4,177,439

Consumer Finance – 0.0%
Isracard Ltd.	1	3

Diversified Financial Services – 1.0%
ORIX Corp.	203,100	3,434,987

Insurance – 5.4%
Allianz SE	24,680	6,277,483
NN Group NV	115,280	5,623,523
Suncorp Group Ltd.(b)	837,920	6,312,988

		18,213,994

		63,572,356

Consumer Discretionary – 15.1%
Auto Components – 2.2%
Faurecia SE(a)	139,586	7,427,559

Automobiles – 4.0%
Stellantis NV	475,668	8,411,863
Suzuki Motor Corp.(b)	118,800	5,411,258

		13,823,121

Diversified Consumer Services – 0.6%
Benesse Holdings, Inc.	92,900	1,956,963

Hotels, Restaurants & Leisure – 3.1%
Entain PLC(a)	275,780	5,767,303
Galaxy Entertainment Group Ltd.(a)	534,000	4,827,535

		10,594,838

Household Durables – 2.7%
Persimmon PLC	104,050	4,214,608
Sony Corp.	48,400	5,122,338

		9,336,946

Textiles, Apparel & Luxury Goods – 2.5%
HUGO BOSS AG	130,020	5,109,015

Company	Shares	U.S. $ Value

Pandora A/S	31,650	$3,384,948

		8,493,963

		51,633,390

Industrials – 11.3%
Aerospace & Defense – 2.9%
Airbus SE(a)	57,720	6,546,444
Saab AB—Class B(a)	124,200	3,402,561

		9,949,005

Electrical Equipment – 2.5%
Fuji Electric Co., Ltd.	127,300	5,326,336
Prysmian SpA	99,910	3,244,088

		8,570,424

Machinery – 1.7%
Alstom SA(a)	118,960	5,927,420

Professional Services – 1.0%
UT Group Co., Ltd.(a) (b)	97,000	3,201,241

Road & Rail – 0.5%
Sankyu, Inc.	36,900	1,623,572

Trading Companies & Distributors – 2.7%
AerCap Holdings NV(a)	91,348	5,365,781
Ashtead Group PLC	65,150	3,889,168

		9,254,949

		38,526,611

Consumer Staples – 10.9%
Beverages – 1.0%
Carlsberg AS - Class B	21,230	3,255,823

Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	128,560	3,585,904
Tesco PLC(b)	1,161,172	3,666,083

		7,251,987

Food Products – 4.5%
Morinaga & Co., Ltd./Japan(b)	46,000	1,645,953
Nichirei Corp.	109,100	2,803,862
Salmar ASA	75,900	5,235,348
WH Group Ltd.(c)	7,028,500	5,710,165

		15,395,328

Tobacco – 3.3%
British American Tobacco PLC	164,190	6,240,934
Swedish Match AB	64,900	5,062,923

		11,303,857

		37,206,995

Company	Shares	U.S. $ Value

Health Care – 9.7%
Health Care Equipment & Supplies – 1.5%
ConvaTec Group PLC(c)	1,927,029	$5,209,594

Pharmaceuticals – 8.2%
GlaxoSmithKline PLC	430,210	7,615,923
Nippon Shinyaku Co., Ltd.	37,200	2,769,591
Roche Holding AG	40,980	13,275,189
Sanofi	42,520	4,204,554

		27,865,257

		33,074,851

Information Technology – 9.4%
Electronic Equipment, Instruments & Components – 0.3%
Zhen Ding Technology Holding Ltd.	236,000	1,002,101

Semiconductors & Semiconductor Equipment – 5.1%
NXP Semiconductors NV	23,410	4,713,369
SCREEN Holdings Co., Ltd.	74,200	6,569,258
SK Hynix, Inc.	52,330	6,178,168

		17,460,795

Software – 2.1%
Avast PLC(c)	626,360	3,936,844
Open Text Corp.(b)	68,396	3,261,151

		7,197,995

Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co., Ltd.	89,900	6,503,782

		32,164,673

Materials – 7.2%
Chemicals – 4.4%
Evonik Industries AG	131,970	4,669,750
Tosoh Corp.	376,000	7,201,317
Zeon Corp.	202,300	3,240,715

		15,111,782

Construction Materials – 1.6%
CRH PLC	113,720	5,321,721

Metals & Mining – 1.2%
Agnico Eagle Mines Ltd.	41,056	2,373,453
Northern Star Resources Ltd.(b)	246,440	1,785,143

		4,158,596

		24,592,099

Communication Services – 5.6%
Diversified Telecommunication Services – 3.1%
Nippon Telegraph & Telephone Corp.	201,400	5,196,507
Orange SA	446,320	5,492,395

		10,688,902

Entertainment – 1.7%
GungHo Online Entertainment, Inc.	100,200	1,985,127

Company	Shares	U.S. $ Value

Konami Holdings Corp.(b)	64,200	$3,832,714

		5,817,841

Interactive Media & Services – 0.8%
Dip Corp.	100,000	2,630,867

		19,137,610

Energy – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
ENEOS Holdings, Inc.(b)	852,200	3,866,320
Repsol SA	332,945	4,132,500
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A(b)	292,240	5,744,571

		13,743,391

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	1,030,534	5,886,071
Enel SpA	633,730	6,303,934

		12,190,005

Real Estate – 2.9%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Vicinity Centres	4,082,926	5,161,435

Real Estate Management & Development – 1.4%
Aroundtown SA	670,530	4,775,418

		9,936,853

Total Common Stocks (cost $284,445,805)		335,778,834

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,436,620)	4,436,620	4,436,620

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $288,882,425)		340,215,454

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $6,095,780)	6,095,780	6,095,780

Total Investments – 101.5% (cost $294,978,205)(g)		346,311,234
Other assets less liabilities – (1.5)%		(5,285,025)

Net Assets – 100.0%		$341,026,209

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,883	SEK	16,024	04/15/2021	$(48,110)
Bank of America, NA	RUB	130,174	USD	1,735	05/25/2021	23,166
Bank of America, NA	EUR	823	USD	983	05/27/2021	17,022
Barclays Bank PLC	USD	2,467	GBP	1,797	04/09/2021	10,246
Barclays Bank PLC	USD	1,804	GBP	1,295	04/09/2021	(18,634)
Barclays Bank PLC	NOK	13,541	USD	1,587	04/15/2021	4,292
Barclays Bank PLC	EUR	1,519	USD	1,784	05/27/2021	1,043
Barclays Bank PLC	USD	1,600	EUR	1,354	05/27/2021	(10,947)
Barclays Bank PLC	USD	8,218	AUD	10,795	06/04/2021	(16,596)
BNP Paribas SA	CAD	5,483	USD	4,320	04/22/2021	(43,221)
BNP Paribas SA	JPY	247,930	USD	2,274	05/20/2021	33,701
BNP Paribas SA	EUR	3,894	USD	4,645	05/27/2021	73,389
Citibank, NA	USD	3,295	GBP	2,330	04/09/2021	(83,313)
Citibank, NA	USD	2,197	SEK	18,101	04/15/2021	(123,868)
Citibank, NA	CNY	22,538	USD	3,446	04/22/2021	15,716
Citibank, NA	KRW	12,495,642	USD	11,464	04/22/2021	382,798
Citibank, NA	USD	3,158	SGD	4,248	05/21/2021	(680)
Deutsche Bank AG	USD	998	KRW	1,096,627	04/22/2021	(25,719)
Goldman Sachs Bank USA	GBP	646	USD	881	04/09/2021	(9,181)
Goldman Sachs Bank USA	SEK	9,746	USD	1,157	04/15/2021	40,563
Goldman Sachs Bank USA	USD	1,594	JPY	173,178	05/20/2021	(28,905)
Goldman Sachs Bank USA	USD	1,744	RUB	130,174	05/25/2021	(32,382)
Goldman Sachs Bank USA	ILS	13,034	USD	3,954	06/23/2021	50,532
JPMorgan Chase Bank, NA	USD	774	GBP	559	04/09/2021	(3,604)
JPMorgan Chase Bank, NA	SEK	14,977	USD	1,784	04/15/2021	69,365
JPMorgan Chase Bank, NA	CAD	1,173	USD	940	04/22/2021	6,329
JPMorgan Chase Bank, NA	USD	999	TWD	28,438	04/27/2021	2,748
JPMorgan Chase Bank, NA	USD	1,132	CHF	1,065	05/06/2021	(4,485)
JPMorgan Chase Bank, NA	JPY	236,345	USD	2,218	05/20/2021	82,936
JPMorgan Chase Bank, NA	USD	749	JPY	81,804	05/20/2021	(10,211)
Morgan Stanley Capital Services, Inc.	GBP	675	USD	924	04/09/2021	(6,376)
Morgan Stanley Capital Services, Inc.	NOK	6,424	USD	765	04/15/2021	14,102
Morgan Stanley Capital Services, Inc.	SEK	29,575	USD	3,456	04/15/2021	68,970
Morgan Stanley Capital Services, Inc.	USD	7,727	SEK	64,436	04/15/2021	(348,110)
Morgan Stanley Capital Services, Inc.	KRW	1,007,983	USD	927	04/22/2021	33,031
Morgan Stanley Capital Services, Inc.	USD	4,896	CNY	31,809	04/22/2021	(54,965)
Morgan Stanley Capital Services, Inc.	USD	448	KRW	506,543	04/22/2021	887
Morgan Stanley Capital Services, Inc.	TWD	48,383	USD	1,756	04/27/2021	52,134
Morgan Stanley Capital Services, Inc.	CHF	1,913	USD	2,115	05/06/2021	89,286
Morgan Stanley Capital Services, Inc.	USD	903	CHF	834	05/06/2021	(19,513)
Morgan Stanley Capital Services, Inc.	JPY	131,723	USD	1,243	05/20/2021	52,693

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	JPY	75,023	USD	678	05/20/2021	$(94)
Morgan Stanley Capital Services, Inc.	USD	13,528	JPY	1,459,666	05/20/2021	(339,230)
Morgan Stanley Capital Services, Inc.	USD	815	NZD	1,124	05/27/2021	(29,758)
Natwest Markets PLC	USD	4,762	GBP	3,481	04/09/2021	37,428
Natwest Markets PLC	KRW	672,674	USD	597	04/22/2021	153
Standard Chartered Bank	KRW	1,337,397	USD	1,201	04/22/2021	15,076
Standard Chartered Bank	USD	3,176	KRW	3,591,025	04/22/2021	9,000
Standard Chartered Bank	USD	1,141	KRW	1,253,528	04/22/2021	(28,942)
Standard Chartered Bank	USD	2,558	JPY	270,618	05/20/2021	(112,622)
State Street Bank & Trust Co.	GBP	781	USD	1,086	04/09/2021	9,342
State Street Bank & Trust Co.	USD	190	GBP	137	04/09/2021	(907)
State Street Bank & Trust Co.	NOK	8,127	USD	959	04/15/2021	8,660
State Street Bank & Trust Co.	SEK	11,858	USD	1,421	04/15/2021	63,457
State Street Bank & Trust Co.	KRW	2,960,739	USD	2,663	04/22/2021	37,920
State Street Bank & Trust Co.	USD	843	KRW	949,989	04/22/2021	(916)
State Street Bank & Trust Co.	CHF	788	USD	881	05/06/2021	46,391
State Street Bank & Trust Co.	USD	8,209	CHF	7,280	05/06/2021	(500,300)
State Street Bank & Trust Co.	JPY	52,761	USD	484	05/20/2021	7,009
State Street Bank & Trust Co.	JPY	60,078	USD	542	05/20/2021	(368)
State Street Bank & Trust Co.	USD	3,351	JPY	365,551	05/20/2021	(47,695)
State Street Bank & Trust Co.	EUR	17,024	USD	20,328	05/27/2021	342,465
UBS AG	USD	1,641	MXN	33,905	04/16/2021	16,022
UBS AG	USD	582	KRW	665,669	04/22/2021	7,915
UBS AG	HKD	49,706	USD	6,412	05/21/2021	17,089

						$(206,776)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $14,856,603 or 4.4% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,061,537 and gross unrealized depreciation of investments was $(11,935,284), resulting in net unrealized appreciation of $51,126,253.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN[1] March 31, 2021 (unaudited)
19.9%	Japan
13.5%	United Kingdom
10.2%	France
6.6%	Netherlands
6.1%	Germany
5.2%	Ireland
5.1%	Switzerland
4.4%	Australia
4.3%	Italy
3.7%	South Korea
2.5%	Sweden
2.0%	Denmark
2.0%	Israel
13.2%	Other
1.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Canada, Hong Kong, Macau, Norway, Portugal, Spain, and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$63,572,356	$—	$63,572,356
Consumer Discretionary	8,411,863	43,221,527	—	51,633,390
Industrials	5,365,781	33,160,830	—	38,526,611

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Staples	$—	$37,206,995		$—	$37,206,995
Health Care	5,209,594	27,865,257		—	33,074,851
Information Technology	7,974,520	24,190,153		—	32,164,673
Materials	2,373,453	22,218,646		—	24,592,099
Communication Services	—	19,137,610		—	19,137,610
Energy	—	13,743,391		—	13,743,391
Utilities	—	12,190,005		—	12,190,005
Real Estate	—	9,936,853		—	9,936,853
Short-Term Investments	4,436,620	—		—	4,436,620
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,095,780	—		—	6,095,780

Total Investments in Securities	39,867,611	306,443,623	(a)	—	346,311,234
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,742,876		—	1,742,876
Liabilities:
Forward Currency Exchange Contracts	—	(1,949,652)		—	(1,949,652)

Total	$39,867,611	$306,236,847		$—	$346,104,458

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Portfolio	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$318	$28,557	$24,438	$4,437	$0	**
Government Money Market Portfolio*	5,169	20,311	19,384	6,096	0	**
Total	$5,487	$48,868	$43,822	$10,533	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.